UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year Ended: December 31, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):			[ ] is a restatement.
								[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
					Name:		Rosen Real Estate Securities, LLC
					Address:	1995 University Avenue, Ste 550
							Berkeley, CA  94704
					13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Kenneth T. Rosen
Title:			Chairman
Phone:			510-549-4510
Signature,	KENNETH T. ROSEN	Place, 			and Date of Signing:
		KENNETH T. ROSEN	Berkeley, California	February 13, 2007

Report Type (Check only one):
				[X]	13F HOLDINGS REPORT.
				[ ]	13F NOTICE.
				[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: N/A


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		36
Form 13F Information Table Value Total:		307097

List of Other Included Managers:			None

No. 13F File Number			Name


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FORM 13F INFORMATION TABLE

         NAME OF ISSUER		TITLE				VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
         			OF CLS		CUSIP		X$1000)PRN AMT	PRN	CALL	DSCRTN	MGRS	SOLE	SHARED	NONE
----------------------	--------------		-----		-------	-------	---	----	-------	-------	------	------	------
AMB PROPERTY CORP		COMMON STOCKS	00163T109	6153	104975	SH		Sole
AMERICAN FINL REALTY TRUST	COMMON STOCKS	02607P305	782	68350	SH		Sole
AVALON BAY CMNTYS INC		COMMON STOCKS	053484101	11253	86525	SH		Sole
BOSTON PROPERTIES INC		COMMON STOCKS	101121101	2766	24725	SH		Sole
BRE PROPERTIES INC CL A		COMMON STOCKS	05564E106	7945	122200	SH		Sole
CAMDEN PROPERTY TRUST-SBI	COMMON STOCKS	133131102	2489	33700	SH		Sole
CENTEX CORP			PUT OPTIONS	152312104	18428	327500	SH	PUT	Sole
CORPORATE OFFICE PROPERTIES	COMMON STOCKS	22002T108	4364	86475	SH		Sole
CRESCENT REAL ESTATE		COMMON STOCKS	225756105	224	11325	SH		Sole
D R HORTON INC			PUT OPTIONS	23331A109	21494	811400	SH	PUT	Sole
DOUGLAS EMMETT INC		COMMON STOCKS	25960P109	2047	76975	SH		Sole
EQUITY OFFICE PROP TRUST	COMMON STOCKS	294741103	6706	139225	SH		Sole
EQUITY RESIDENTIAL PROPERTIES	COMMON STOCKS	29476L107	3796	74800	SH		Sole
ESSEX PROPERTY TRUST INC	COMMON STOCKS	297178105	6010	46500	SH		Sole
FEDERAL RLTY INVT TR SBI NEW	COMMON STOCKS	313747206	2344	27575	SH		Sole
HEALTH CARE PROPERTY INVS INC	COMMON STOCKS	421915109	2736	74300	SH		Sole
HEALTHCARE REALTY TRUST		COMMON STOCKS	421946104	2390	60450	SH		Sole
HIGHWOODS PROPERTIES INC	COMMON STOCKS	431284108	1583	38825	SH		Sole
HILTON HOTELS CORP		COMMON STOCKS	432848109	1765	50575	SH		Sole
HOST HOTELS & RESORTS INC	COMMON STOCKS	44107P104	4581	186614	SH		Sole
HOVNANIAN ENTRPRS INC-CL A	PUT OPTIONS	442487203	23615	696600	SH	PUT	Sole
ISHARES TR DJ US RL EST IDX	PUT OPTIONS	464287739	19287	231400	SH	PUT	Sole
KB HOME				PUT OPTIONS	48666K109	21656	422300	SH	PUT	Sole
KIMCO REALTY CORP		COMMON STOCKS	49446R109	610	13571	SH		Sole
LENNAR CORP			PUT OPTIONS	526057104	23560	449100	SH	PUT	Sole
MACERICH CO			COMMON STOCKS	554382101	3385	39100	SH		Sole
MDC HOLDINGS INC-DEL		PUT OPTIONS	552676108	24018	421000	SH	PUT	Sole
POST PROPERTIES INC		COMMON STOCKS	737464107	3560	77900	SH		Sole
PROLOGIS TR			COMMON STOCKS	743410102	4553	74925	SH		Sole
PULTE HOMES INC			PUT OPTIONS	745867101	22525	680100	SH	PUT	Sole
REGENCY REALTY CORP		COMMON STOCKS	758849103	7141	91350	SH		Sole
SIMON PROPERTY GROUP INC	COMMON STOCKS	828806109	6404	63225	SH		Sole
STANDARD PACIFIC CORP NEW	PUT OPTIONS	85375C101	20224	754900	SH	PUT	Sole
TAUBMAN CENTERS INC		COMMON STOCKS	876664103	6663	131000	SH		Sole
TOLL BROTHERS INC		PUT OPTIONS	889478103	3084	95700	SH	PUT	Sole
VORNADO REALTY TRUST		COMMON STOCKS	929042109	6956	57250	SH		Sole
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